Business Combination (Allocation of Consideration Based on Fair Value, NQ Shenzhen and Fanyue) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013 NQ Shenzhen [Member]	Mar. 21, 2013 Fanyue [Member]
Business Acquisition [Line Items]
Cash consideration				$ 809	$ 88
Shares consideration				2,125	1,490
Total				2,934	1,578
Cash				66	192
Other working capital				51	476
Identifiable intangible assets acquired				599	335
Goodwill	76,020	17,958	0	2,218	1,694
Fair value of non-controlling interests					(1,119)
Total				$ 2,934	$ 1,578